GOODWILL AND ACQUISITIONS, Allocation of Purchase Price (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Company	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Acquisitions [Abstract]
Number of companies acquired | Company		5
Aggregate business consideration		$ 356,721
Fulfilled by [Abstract]
Goodwill		539,624	$ 216,278	$ 30,952
Acquisitions [Member]
Allocation of purchase price [Abstract]
Cash and cash equivalent		53,757
Others		6,383
Total assets acquired		60,140
Income tax payable		(25,682)
Others		(4,763)
Total liabilities assumed		(30,445)
Net assets acquired		29,695
Fulfilled by [Abstract]
Share consideration	[1]	270,733
Cash consideration		85,988
Goodwill		$ 327,026

[1]	Measured based on the fair value of the Company’s ordinary shares on the date of acquisition.